Related Party Transactions - Schedule of Loans Guaranteed by Related Party (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Other related parties [Member]
Schedule of Loans Guaranteed by Related Party [Line Items]
Due from other related parties		¥ 5,100